[Restaurant Training Logo]





                                October 25, 2005



VIA EDGAR
---------

Bill Demarest
Staff Accountant,
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                                   Re:  Restaurant  Training  Corporation
                                        Form  10-KSB  Filed  April  12,  2005
                                        Comment  Letter  Dated  October 13, 2005
                                        ----------------------------------------
Dear Mr. Demarest:

We received your above referenced comment letter in regards to our Annual Report filed on Form 10-KSB on April 12, 2005, and are providing you and your staff with the following supplemental information and modifications, inclusive herein and in our Form 10-KSB Amendment No. 1 which is concurrently being filed via the Edgar system:

COMMENT NUMBER
--------------

1. The lawsuit described in Item 3. Legal Proceedings, page 12, of the Form 10-KSB was settled on June 16, 2005. The settlement was a walk away type settlement where neither the Company nor its officers and directors had any liability, past, present or future. We have updated Item 3 to reflect this and the fact that there is no active litigation or any threatened litigation against the Company or its officer or directors. See Item 3 on page 12.

2. The auditing fees were paid directly by our SEC filing consultants as part of their annual compensation. This is included in the report under "consulting services" in the amount of $16,000. These fees and obligations to our SEC filer continue to accrue under "accounts payable".

3. We have inserted the certifications required in Item 601(b)(31) without modification. See pages 24-26.

4. There have been no additional contributions from officers and directors to this point. We have managed to exist by deferring expenses and having third-parties pay our cash expenses. These are accrued under accounts payable.

ADDITIONAL INFORMATION
----------------------

We hereby further acknowledge that:

- the company is responsible for the adequacy and accuracy of the disclosure in the filings;

- staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

- the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                   Very  truly  yours,


                                   /s/  Michael  Hume
                                   Michael  Hume
                                   Treasurer and Secretary

Enclosure